SIGNIFICANT SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Significant Subsidiaries	SIGNIFICANT SUBSIDIARIES
As of December 31, 2021, the Company had the following significant subsidiaries:

Company	Country of registration	Main operations	Ownership share	Voting share
Flex LNG Chartering Limited	United Kingdom	Chartering services	100%	100%
Flex LNG Management AS	Norway	Management services	100%	100%
Flex LNG Bermuda Management Limited	Bermuda	Management services	100%	100%
Flex LNG Management Limited	Isle of Man	Management services	100%	100%
Flex LNG Fleet Limited	Bermuda	Holding company	100%	100%
Flex LNG Endeavour Limited	Marshall Islands	Shipping	100%	100%
Flex LNG Enterprise Limited	Marshall Islands	Shipping	100%	100%
Flex LNG Ranger Limited	Marshall Islands	Shipping	100%	100%
Flex LNG Rainbow Limited	Marshall Islands	Shipping	100%	100%
Flex LNG Constellation Limited	Marshall Islands	Shipping	100%	100%
Flex LNG Courageous Limited	Marshall Islands	Shipping	100%	100%
Flex LNG Aurora Limited	Marshall Islands	Shipping	100%	100%
Flex LNG Amber Limited	Marshall Islands	Shipping	100%	100%
Flex LNG Resolute Limited	Marshall Islands	Shipping	100%	100%
Flex LNG Reliance Limited	Marshall Islands	Shipping	100%	100%
Flex Freedom Limited	Marshall Islands	Shipping	100%	100%
Flex Vigilant Limited	Marshall Islands	Shipping	100%	100%
Flex Volunteer Limited	Marshall Islands	Shipping	100%	100%